Significant Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,462,964	$ 2,047,118	$ 562,117
Post-employment benefits	2,732	2,782	2,322
Share-based payment	500,391	719,786	1,035,401
Others	618	649	578
Total	$ 1,966,705	$ 2,770,335	$ 1,600,418